OMB APPROVAL
OMB Number:	3235-0578
Expires:	March 31, 2019
Estimated average burden
hours per response:	10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22043

Invesco Dynamic Credit Opportunities Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 5/31/16

Item 1. Schedule of Investments.

Invesco Dynamic Credit Opportunities Fund Quarterly Schedule of Portfolio Holdings May 31, 2016

invesco.com/us	VK-CE-DCO-QTR-1 05/16	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)*		Value

Variable Rate Senior Loan Interests–99.03%(a)(b)

Aerospace & Defense–1.61%

CAMP International Holding Co., First Lien Term Loan	4.75%	05/31/2019		$1,429	$1,429,258

Consolidated Aerospace Manufacturing, LLC, First Lien Term Loan	4.75%	08/11/2022		1,716	1,623,488

IAP Worldwide Services, Revolver Loan(c)	0.00%	07/18/2018		1,444	1,415,515

Second Lien Term Loan (Acquired 07/22/2014-08/18/2014; Cost $1,570,716)	8.00%	07/18/2019		1,677	1,666,816

PRV Aerospace, LLC, Term Loan	6.50%	05/09/2018		2,321	2,170,251

Transdigm Inc., Term Loan E	3.50%	05/16/2022		6,596	6,580,376

					14,885,704

Air Transport–0.49%

Delta Air Lines, Inc., Revolver Loan (c)	0.00%	10/18/2017		1,032	1,014,209

Gol Luxco S.A. (Luxembourg), First Lien Term Loan	6.50%	08/31/2020		3,488	3,487,845

					4,502,054

Automotive–2.38%

Autoparts Holdings Ltd., First Lien Term Loan	7.00%	07/29/2017		776	720,424

BBB Industries, LLC, Second Lien Term Loan	9.75%	11/03/2022		610	575,562

CH Hold Corp., Term Loan A (Acquired 02/25/2016; Cost $2,193,007)	6.25%	11/20/2019		2,214	2,211,147

FCA US LLC, Term Loan B	3.50%	05/24/2017		702	704,003

Federal-Mogul Corp., Term Loan B	4.00%	04/15/2018		584	565,175

Term Loan C	4.75%	04/15/2021		14,277	13,558,786

Goodyear Tire & Rubber Co., Second Lien Term Loan	3.75%	04/30/2019		50	50,214

Schaeffler AG (Germany), Term Loan B	4.25%	05/15/2020		51	51,580

Transtar Holding Co., First Lien Term Loan	7.75%	10/09/2018		3,441	2,456,869

Second Lien Term Loan	10.00%	10/09/2019		1,010	302,983

Wand Intermediate I L.P., Second Lien Term Loan	8.25%	09/17/2022		818	738,604

					21,935,347

Beverage & Tobacco–0.08%

Winebow Holdings, Inc., Second Lien Term Loan	8.50%	12/31/2021		827	702,628

Building & Development–1.23%

Beacon Roofing Supply, Inc., Term Loan B	4.00%	10/01/2022		1,130	1,134,005

Beazer Homes USA, Inc., Term Loan (Acquired 03/10/2016; Cost $2,597,603)	6.41%	03/11/2018		2,633	2,620,207

Braas Monier Building Group S.A. (Germany), Term Loan B	3.65%	10/15/2020	EUR	476	532,514

Capital Automotive L.P., Second Lien Term Loan	6.00%	04/30/2020		2,701	2,725,076

Lake at Las Vegas Joint Venture, LLC, Exit Revolver Loan (Acquired 07/16/2012; Cost $57,342)(c)	0.00%	02/28/2017		57	37,273

PIK Exit Revolver Loan (Acquired 07/15/2010-03/31/2016; Cost $717,139)(d)	5.00%	02/28/2017		717	466,140

Mannington Mills, Inc., Term Loan	4.75%	10/01/2021		993	978,813

Mueller Water Products, Inc., Term Loan B	4.00%	11/25/2021		62	62,004

Norrmalm 3 AB (Sweden), Term Loan B-1	4.00%	05/31/2021	EUR	333	373,928

Nortek, Inc., Term Loan 1	3.50%	10/30/2020		993	991,416

Re/Max International, Inc., Term Loan	4.00%	07/31/2020		1,219	1,220,590

Tamarack Resort LLC, PIK Term Loan A (Acquired 03/07/2014-03/31/2016; Cost $229,186)(d)	13.00%	03/07/2018		229	229,734

PIK Term Loan B (Acquired 03/07/2014-03/31/2016; Cost $95,804)(d)	6.50%	02/28/2019		173	0

					11,371,700

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value

Business Equipment & Services–10.13%

Asurion LLC, Second Lien Term Loan	8.50%	03/03/2021		$15,526	$15,235,273

Term Loan B-1	5.00%	05/24/2019		114	114,028

Term Loan B-2	4.25%	07/08/2020		14,138	13,970,008

Brickman Group Ltd. LLC, Second Lien Term Loan	7.50%	12/17/2021		708	697,725

Caraustar Industries, Inc., Term Loan	8.00%	05/01/2019		217	216,859

Checkout Holding Corp., Second Lien Term Loan	7.75%	04/11/2022		2,492	1,608,977

Term Loan B	4.50%	04/09/2021		4,035	3,581,017

Connolly, LLC, Second Lien Term Loan	8.00%	05/14/2022		1,914	1,880,723

Crossmark Holdings, Inc., First Lien Term Loan	4.50%	12/20/2019		1,944	1,354,007

Second Lien Term Loan	8.75%	12/21/2020		677	298,094

Equinix, Inc., Term Loan B (Acquired 12/07/2015; Cost $634,397)	4.00%	01/08/2023		636	639,082

Expert Global Solutions, Inc., First Lien Term Loan B	8.50%	04/03/2018		2,084	2,086,893

First Data Corp., Term Loan	4.44%	03/24/2021		15,324	15,413,507

Term Loan	4.19%	07/10/2022		972	975,080

Genesys Telecom Holdings, U.S., Inc., Term Loan	4.50%	11/13/2020		461	461,630

Global Payments Inc., Term Loan B	3.94%	04/22/2023		2,729	2,755,862

Hillman Group, Inc., Term Loan B	4.50%	06/30/2021		1,506	1,494,986

Inmar, Inc., Second Lien Term Loan	8.00%	01/27/2022		186	163,311

KAR Auction Services, Inc., Term Loan B-3	4.25%	03/09/2023		3,385	3,415,180

Karman Buyer Corp., Second Lien Term Loan	7.50%	07/25/2022		2,507	2,409,885

Kronos Inc., Second Lien Term Loan	9.75%	04/30/2020		1,236	1,265,013

LS Deco LLC, Term Loan B	5.50%	05/21/2022		852	859,014

Peak 10, Inc., Second Lien Term Loan (Acquired 06/10/2014; Cost $413,270)	8.25%	06/17/2022		416	347,710

Prime Security Services Borrower, LLC, Term Loan B-1	5.50%	05/02/2022		4,406	4,456,900

Sensus USA, Inc., Term Loan	6.50%	04/05/2023		3,383	3,391,691

SolarWinds Holdings, Inc., Term Loan	6.50%	02/03/2023	EUR	3,000	3,348,916

Term Loan	6.50%	02/03/2023		2,317	2,323,059

Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/2019		4,173	4,120,795

TaxAct, Inc., Term Loan	7.00%	12/31/2022		1,692	1,699,990

TNS Inc., First Lien Term Loan	5.00%	02/14/2020		382	379,573

Second Lien Term Loan	9.00%	08/14/2020		182	177,568

Trans Union LLC, Term Loan B-2	3.50%	04/09/2021		1,454	1,456,624

Wash MultiFamily Acquisition Inc., First Lien Term Loan	4.25%	05/13/2022		109	108,545

First Lien Term Loan	4.25%	05/13/2022		624	619,800

Second Lien Term Loan	8.00%	05/12/2023		133	131,162

Second Lien Term Loan	8.00%	05/14/2023		23	22,972

					93,481,459

Cable & Satellite Television–2.59%

Charter Communications Operating LLC, Term Loan I	3.50%	01/24/2023		6,031	6,072,366

CSC Holdings, LLC, Term Loan	5.00%	10/09/2022		6,945	7,014,591

ION Media Networks, Inc., Term Loan B-1	4.75%	12/18/2020		2,843	2,854,064

Telenet Financing USD LLC, Term Loan AD (e)	—	05/05/2024		2,126	2,140,048

WideOpenWest Finance, LLC, Term Loan B	4.50%	04/01/2019		2,470	2,472,336

YPSO Holding S.A. (France), Term Loan B-5	4.56%	07/29/2022		1,323	1,324,885

Term Loan B-6	4.75%	02/10/2023		2,028	2,034,477

					23,912,767

Chemicals & Plastics–2.98%

Chemours Co. (The), Term Loan B	3.75%	05/12/2022		466	458,498

Chemstralia Finco LLC, Term Loan B	7.25%	02/28/2022		2,070	2,064,678

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value

Chemicals & Plastics–(continued)

Chromaflo Technologies Corp., First Lien Term Loan B	4.50%	12/02/2019		$766	$756,303

Second Lien Term Loan (Acquired 11/20/13; Cost $518,741)	8.25%	06/02/2020		520	439,712

Colouroz Investment LLC (Germany), Second Lien Term Loan	8.25%	09/05/2022	EUR	5,505	5,837,088

Second Lien Term Loan B-2	8.25%	09/05/2022		11,565	10,755,450

Ineos Holdings Ltd., Term Loan	3.75%	05/04/2018		289	289,449

MacDermid, Inc., First Lien Term Loan	5.50%	06/07/2020		825	824,535

Otter Products, LLC, Term Loan B	5.75%	06/03/2020		3,699	3,088,435

Oxea Finance LLC, First Lien Term Loan B-2	4.25%	01/15/2020		873	863,951

ProAmpac Intermediate Inc., First Lien Term Loan	5.75%	08/18/2022		43	42,751

Second Lien Term Loan	9.25%	08/18/2023		769	730,084

Royal Holdings, Inc., Second Lien Term Loan	8.50%	06/19/2023		392	376,446

Tata Chemicals North America Inc., Term Loan	3.75%	08/07/2020		939	937,935

					27,465,315

Clothing & Textiles–0.85%

ABG Intermediate Holdings 2 LLC, First Lien Term Loan (Acquired 05/22/2014-01/29/2016; Cost $2,434,787)	5.50%	05/27/2021		2,453	2,446,428

Second Lien Term Loan	9.50%	05/27/2022		1,269	1,228,023

Ascena Retail Group, Inc., Term Loan B	5.25%	08/21/2022		3,952	3,828,369

Samsonite IP Holdings, S.a.r.l. (Luxembourg), Term Loan B (e)	—	05/13/2023		296	299,482

					7,802,302

Conglomerates–0.36%

Epiq Systems, Inc., Term Loan	4.50%	08/27/2020		1,442	1,432,551

Penn Engineering & Manufacturing Corp., Term Loan B	4.00%	08/29/2021		891	885,809

Spectrum Brands, Inc., Term Loan	3.50%	06/23/2022		965	971,171

					3,289,531

Containers & Glass Products–3.08%

Aenova Holding GmbH (Germany), Second Lien Term Loan	8.50%	08/06/2021	EUR	2,750	2,601,310

Berlin Packaging, LLC, Second Lien Term Loan	7.75%	09/30/2022		449	438,141

Term Loan	4.50%	10/01/2021		1,637	1,641,959

Duran Group (Germany), Term Loan B (Acquired 07/15/2015; Cost $5,846,699)	8.25%	11/28/2019	EUR	5,338	5,909,891

Term Loan C (Acquired 07/15/2015; Cost $1,531,372)	8.25%	11/28/2019		1,531	1,523,715

Hoffmaster Group, Inc., First Lien Term Loan	5.25%	05/09/2020		2,151	2,152,322

Second Lien Term Loan	10.00%	05/09/2021		441	406,975

Klockner Pentaplast of America, Inc., Revolver Loan (c)	0.00%	01/28/2020	EUR	5,000	5,547,396

LA Holding B.V. (Netherlands), Term Loan A (Acquired 09/15/2014; Cost $73,438)	5.88%	10/31/2016	EUR	57	62,830

Term Loan B-1A (Acquired 09/15/2014-12/16/2015; Cost $3,281,856)	6.50%	06/18/2018	EUR	2,600	2,878,913

Term Loan B-1B (Acquired 09/15/2014-12/16/2015; Cost $3,531,598)	6.50%	06/18/2018	EUR	2,798	3,097,992

Term Loan B-1C (Acquired 09/15/2014-12/16/2015; Cost $1,150,998)	6.50%	06/18/2018	EUR	912	1,009,726

Ranpak Corp., Second Lien Term Loan (Acquired 09/22/2014; Cost $244,465)	8.25%	10/03/2022		245	218,438

Term Loan B-1	4.25%	10/01/2021		340	333,910

Tekni-Plex, Inc., Second Lien Term Loan	8.75%	06/01/2023		683	654,194

					28,477,712

Cosmetics & Toiletries–0.51%

Coty Inc., Term Loan B	3.75%	10/27/2022		1,459	1,464,341

Galleria Co., Delayed Draw Term Loan	3.75%	01/26/2023		3,238	3,244,063

					4,708,404

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value

Drugs–0.95%

BPA Laboratories,
First Lien Term Loan	3.14%	07/03/2017		$1,605	$1,253,579

Second Lien Term Loan (Acquired 04/29/2014; Cost $1,124,337)	3.14%	07/03/2017		1,395	1,011,508

Endo Pharmaceuticals Holdings Inc., Term Loan B	3.75%	09/25/2022		1,154	1,140,211

Valeant Pharmaceuticals International, Inc. (Canada), Series F-1, Term Loan B	5.00%	04/01/2022		5,385	5,332,276

					8,737,574

Electronics & Electrical–12.12%

4L Technologies Inc., Term Loan	5.50%	05/08/2020		6,158	5,538,536

Avago Technologies Cayman Finance Ltd. (Luxembourg), Term Loan B	4.25%	02/01/2023		22,528	22,621,382

AVG Technologies N.V. (Netherlands), Term Loan	7.25%	10/15/2020		1,035	1,036,084

Blackboard Inc., Term Loan B-3	4.75%	10/04/2018		1,522	1,439,601

CommScope, Inc., Term Loan 5	3.83%	12/29/2022		2,697	2,706,744

Compuware Corp.,
Term Loan B-1	6.25%	12/15/2019		347	335,446

Term Loan B-2	6.25%	12/15/2021		1,703	1,609,245

Diamond US Holding LLC, Term Loan B	4.75%	12/17/2021		1,619	1,600,789

Diebold, Inc., Term Loan	5.25%	05/03/2023		2,777	2,788,671

EFR Benelux B.V. (Netherlands), Second Lien Term Loan	8.50%	08/28/2019	EUR	6,650	7,443,075

Hyland Software, Inc.,
First Lien Term Loan	4.75%	07/01/2022		727	729,364

Second Lien Term Loan	8.25%	07/03/2023		327	318,107

Lattice Semiconductor Corp., Term Loan	5.25%	03/10/2021		1,735	1,707,020

Lully Finance LLC,
Second Lien Term Loan B-1	9.50%	10/16/2023		766	747,064

Second Lien Term Loan B-2	9.25%	10/16/2023	EUR	5,500	6,185,852

Lyngen Midco AS (Norway), Term Loan A	5.48%	03/17/2021	NOK	34,366	4,005,351

MA Finance Co., LLC, Term Loan C	4.50%	11/20/2019		3,662	3,667,021

Mediaocean LLC, Term Loan	5.75%	08/15/2022		1,283	1,275,406

Micron Technology, Inc., Term Loan	6.46%	04/26/2022		1,178	1,191,508

Microsemi Corp., Term Loan B	5.25%	01/15/2023		4,144	4,189,973

Mirion Technologies, Inc., Term Loan	5.75%	03/31/2022		2,159	2,164,648

MKS Instruments, Inc., Term Loan B	4.75%	05/01/2023		2,103	2,124,940

MSC Software Corp.,
First Lien Term Loan	5.00%	05/29/2020		79	75,589

Second Lien Term Loan	8.50%	06/01/2021		450	392,973

Natel Engineering Co., Inc., Term Loan	6.75%	04/10/2020		1,446	1,438,657

Neustar, Inc., Term Loan (Acquired 12/02/2015; Cost $3,307,582)	4.45%	01/22/2018		3,415	3,398,082

Oberthur Technologies of America Corp., Term Loan B-1	4.75%	10/18/2019	EUR	1,451	1,626,985

ON Semiconductor Corp., Term Loan B	5.25%	04/15/2023		9,137	9,218,629

RP Crown Parent, LLC,
First Lien Term Loan	6.00%	12/21/2018		8,259	7,892,269

Second Lien Term Loan	11.25%	12/21/2019		707	597,654

SS&C Technologies, Inc.,
Term Loan B-1	4.01%	07/08/2022		2,649	2,663,524

Term Loan B-2	4.02%	07/08/2022		364	366,154

Sybil Software LLC, Term Loan B	4.25%	03/20/2020		248	248,473

TTM Technologies, Inc., Term Loan B	6.00%	05/31/2021		1,379	1,367,374

Western Digital Corp., Term Loan B	6.25%	04/29/2023		7,226	7,213,360

					111,925,550

Equipment Leasing–0.20%

IBC Capital US LLC, First Lien Term Loan	4.75%	09/09/2021		1,928	1,867,346

Financial Intermediaries–2.32%

Black Knight InfoServ, LLC, Term Loan B	3.75%	05/27/2022		567	569,964

iPayment Inc., Term Loan	6.75%	05/08/2017		4,057	3,925,073

LPL Holdings, Inc., Term Loan B	4.75%	11/20/2022		2,128	2,135,879

MoneyGram International, Inc., Term Loan	4.25%	03/27/2020		4,259	4,044,328

RJO Holdings Corp., Term Loan	7.21%	12/10/2016		3,320	2,854,950

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value

Financial Intermediaries–(continued)

RPI Finance Trust, Term Loan B-4	3.50%	11/09/2020		$1,971	$1,980,841

SAM Finance Lux S.a r.l. (Luxembourg), Term Loan	5.00%	12/17/2020	GBP	1,031	1,496,321

Stiphout Finance LLC,
First Lien Term Loan	4.75%	10/26/2022		315	315,104

Second Lien Term Loan (Acquired 07/21/2015; Cost $69,831)	9.00%	10/26/2023		70	69,461

Second Lien Term Loan	9.00%	10/26/2023	EUR	3,580	4,036,405

					21,428,326

Food & Drug Retailers–3.26%

Adria Group Holding B.V. (Netherlands), Term Loan	10.50%	06/04/2018	EUR	16,250	17,668,059

Albertson’s LLC, Term Loan B-4	5.50%	08/25/2021		12,389	12,416,815

					30,084,874

Food Products–4.22%

AdvancePierre Foods, Inc., Term Loan B (e)	—	06/02/2023		5,718	5,745,742

Candy Intermediate Holdings, Inc., Term Loan	7.50%	06/18/2018		2,815	2,824,107

Charger OpCo B.V., Term Loan B-1	4.25%	07/02/2022		3,975	4,002,975

CSM Bakery Supplies LLC,
First Lien Term Loan	5.00%	07/03/2020		162	161,147

Second Lien Term Loan	8.75%	07/03/2021		1,411	1,361,939

Dole Food Co., Inc., Term Loan B	4.50%	11/01/2018		1,335	1,334,002

Frontier Midco Ltd. (United Kingdom), Term Loan B	5.73%	11/27/2020	GBP	1,250	1,690,496

Hearthside Group Holdings, LLC,
Revolver Loan(c)	0.00%	06/02/2019		1,330	1,319,150

Revolver Loan	3.62%	06/02/2019		148	146,572

Hostess Brands, LLC, Second Lien Term Loan	8.50%	08/03/2023		737	732,937

JBS USA, LLC, Term Loan B	4.00%	10/30/2022		6,230	6,244,630

Keurig Green Mountain, Inc., Term Loan B	5.25%	03/03/2023		10,863	10,913,184

Post Holdings, Inc., Revolver Loan (c)	0.00%	01/29/2019		2,283	2,281,171

Shearer’s Foods, LLC, Second Lien Term Loan	7.75%	06/30/2022		241	218,531

					38,976,583

Food Service–1.06%

Portillo’s Holdings, LLC, Second Lien Term Loan (Acquired 08/05/2014-05/06/2015; Cost $470,965)	8.00%	08/01/2022		471	452,379

Red Lobster Management, LLC, Term Loan	6.25%	07/28/2021		1,125	1,130,516

Restaurant Holding Co., LLC, First Lien Term Loan	8.75%	02/28/2019		1,574	1,494,967

TMK Hawk Parent, Corp.,
First Lien Term Loan	5.25%	10/01/2021		1,389	1,391,442

Second Lien Term Loan (Acquired 09/26/2014; Cost $641,231)	8.50%	10/01/2022		646	639,876

US Foods, Inc., Term Loan	4.50%	03/31/2019		2,612	2,616,472

Weight Watchers International, Inc., Term Loan B-2	4.00%	04/02/2020		2,798	2,092,306

					9,817,958

Forest Products–0.37%

Builders FirstSource, Inc., Term Loan B	6.00%	07/29/2022		1,357	1,362,785

NewPage Corp.,
DIP Term Loan(f)	11.00%	07/26/2017		738	704,493

PIK DIP Roll-up Term Loan(d)(f)	11.00%	07/26/2017		747	635,054

Term Loan B(f)(g)	0.00%	02/11/2021		1,802	239,111

Xerium Technologies, Inc., Term Loan	6.25%	05/17/2019		517	516,571

					3,458,014

Health Care–6.19%

Acadia Healthcare Co., Inc.,
Term Loan B	3.75%	02/11/2022		700	703,054

Term Loan B-2	4.50%	02/16/2023		2,281	2,296,990

BSN Medical Luxembourg Holding, S.a.r.l. (Luxembourg), Second Lien Term Loan (e)	—	07/23/2024	EUR	8,750	9,735,690

CareCore National, LLC, Term Loan B	5.50%	03/05/2021		1,411	1,319,368

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value

Health Care–(continued)

Community Health Systems, Inc.,
Term Loan F	3.92%	12/31/2018		$2,329	$2,329,810

Term Loan G	3.75%	12/31/2019		567	556,502

DJO Finance LLC, Term Loan	4.25%	06/07/2020		507	498,385

Explorer Holdings, Inc., Term Loan	6.00%	05/02/2023		897	900,235

Greatbatch, Ltd., Term Loan B	5.25%	10/27/2022		3,674	3,679,165

HC Group Holdings III, Inc., Term Loan	6.00%	04/07/2022		1,734	1,741,402

HCA, Inc., Term Loan B6	3.70%	03/18/2023		1,317	1,331,435

Indigo Cleanco Ltd. (United Kingdom), Term Loan B	5.27%	07/08/2021	GBP	5,788	8,157,694

Kindred Healthcare, Inc., Term Loan	4.25%	04/09/2021		133	133,726

MPH Acquisition Holdings LLC, Term Loan B (e)	—	06/07/2023		7,802	7,869,242

National Surgical Hospitals, Inc., Term Loan	4.50%	06/01/2022		1,064	1,062,426

New Millennium Holdco, Term Loan	7.50%	12/21/2020		5,054	3,871,454

Ortho-Clinical Diagnostics, Inc., Term Loan B	4.75%	06/30/2021		1,537	1,462,532

Phillips-Medisize Corp., Second Lien Term Loan	8.25%	06/16/2022		416	398,721

Surgical Care Affiliates, LLC, Term Loan	3.25%	03/17/2022		1,350	1,352,552

Tunstall Group Finance Ltd. (United Kingdom), Acquisition Facility Loan (c)	0.00%	10/18/2019	GBP	4,000	5,445,795

Western Dental Services, Inc., Term Loan	7.50%	11/01/2018		2,414	2,335,679

					57,181,857

Home Furnishings–1.34%

Hilding Anders AB (Sweden),
Second Lien Term Loan	5.50%	06/30/2018	EUR	7,250	6,937,374

Sub. Term Loan (Acquired 06/17/2014-11/23/2015; Cost $891,668)	12.00%	09/30/2028	EUR	2,232	386,098

Mattress Holding Corp.,
Term Loan	6.25%	10/20/2021		715	717,126

Term Loan	6.25%	10/20/2021		4,338	4,349,635

					12,390,233

Industrial Equipment–1.46%

Accudyne Industries LLC, Term Loan	4.00%	12/13/2019		5,299	4,800,654

Crosby US Acquisition Corp.,
First Lien Term Loan	4.00%	11/23/2020		572	489,598

Second Lien Term Loan	7.00%	11/22/2021		862	594,311

Delachaux S.A. (France), Term Loan B-3	5.50%	10/28/2021	GBP	2,522	3,573,082

Filtration Group Corp., Second Lien Term Loan	8.25%	11/22/2021		273	269,933

Gardner Denver, Inc., Term Loan	4.25%	07/30/2020		356	330,812

North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/2020		2,279	1,696,644

Tank Holding Corp., Term Loan	5.25%	03/16/2022		817	768,034

Terex Corp., Term Loan	3.50%	08/13/2021		143	140,878

Virtuoso US LLC, Term Loan	4.25%	02/11/2021		806	804,200

					13,468,146

Insurance–0.01%

York Risk Services Holding Corp., Term Loan	4.75%	10/01/2021		66	59,240

Leisure Goods, Activities & Movies–4.60%

Alpha Topco Ltd. (United Kingdom),
Second Lien Term Loan	7.75%	07/29/2022		7,778	7,489,980

Term Loan B-3	4.75%	07/30/2021		7,442	7,352,726

AMC Entertainment, Inc., Term Loan	4.00%	12/15/2022		1,675	1,685,081

Bright Horizons Family Solutions, Inc., Term Loan B-1	4.25%	01/30/2020		285	286,782

Cinemark USA, Inc., Term Loan	3.52%	05/06/2022		142	142,458

CWGS Group, LLC, Term Loan	5.75%	02/20/2020		688	690,193

Equinox Holdings Inc., Revolver Loan (Acquired 04/14/2014; Cost $1,012,644) (c)	0.00%	02/01/2018		1,047	942,553

Fitness First Finance Ltd. (United Kingdom), Term Loan A-1 (Acquired 04/22/2015; Cost $9,983,752)	4.76%	04/22/2017	GBP	6,750	9,507,510

Fitness International, LLC, Term Loan B	5.50%	07/01/2020		1,296	1,288,797

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value

Leisure Goods, Activities & Movies–(continued)

Infront Finance Luxembourg S.a r.l. (Switzerland),
Term Loan B	5.00%	06/28/2019	EUR	3,750	$4,129,400

Term Loan D	8.00%	06/28/2020	EUR	3,750	4,109,852

Metro-Goldwyn-Mayer Inc., Second Lien Term Loan	5.13%	06/26/2020		$853	855,012

Regal Cinemas Corp., Term Loan	3.75%	04/01/2022		1,527	1,533,785

Seaworld Parks & Entertainment, Inc., Term Loan B-2	3.00%	05/14/2020		2,464	2,414,574

					42,428,703

Lodging & Casinos–3.98%

B&B Hotels S.A.S. (France), Term Loan B	6.00%	03/14/2023	EUR	6,500	7,087,582

Belmond Interfin Ltd. (Bermuda), Term Loan	4.00%	03/21/2021		1,301	1,297,492

Caesars Growth Properties Holdings, LLC, Term Loan B	6.25%	05/08/2021		3,759	3,533,345

Cannery Casino Resorts, LLC, First Lien Term Loan	6.00%	10/02/2018		4,302	4,315,297

Harrah’s Operating Co., Inc.,
Term Loan B-4(f)	1.50%	10/31/2016		296	301,168

Term Loan B-6(f)	1.50%	03/01/2017		4,218	4,249,702

Hilton Worldwide Finance, LLC, Term Loan B-2	3.50%	10/26/2020		964	968,470

MGM Growth Properties Operating Partnership L.P., Term Loan B	4.00%	04/25/2023		2,313	2,330,321

Scientific Games International, Inc.,
Revolver Loan(c)	0.00%	10/18/2018		2,079	1,871,109

Revolver Loan	3.45%	10/18/2018		1,077	968,967

Term Loan	6.00%	10/18/2020		6,898	6,846,762

Station Casinos LLC, Term Loan B (e)	—	06/08/2023		936	938,870

Twin River Management Group, Inc., Term Loan	5.25%	07/10/2020		2,012	2,028,180

					36,737,265

Nonferrous Metals & Minerals–1.04%

American Rock Salt Co. LLC,
First Lien Term Loan	4.75%	05/20/2021		141	134,517

Incremental Term Loan	4.75%	05/20/2021		36	34,547

Arch Coal, Inc.,
DIP Delayed Draw Term Loan(c)(f)	0.00%	01/31/2017		2,049	2,033,371

Term Loan(f)	7.50%	05/16/2018		5,643	2,528,650

Dynacast International LLC, Second Lien Term Loan	9.50%	01/30/2023		547	541,935

Levantina Group (Spain), PIK Term Loan (Acquired 04/29/2014-12/31/2015; Cost $6,085,189) (d)	10.00%	06/30/2020	EUR	6,097	1,424,573

Novelis Inc., Term Loan	4.00%	06/02/2022		2,880	2,877,337

					9,574,930

Oil & Gas–5.18%

Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/2019		26	15,015

Ascent Resources - Marcellus, LLC, First Lien Term Loan	5.25%	08/04/2020		3,142	1,241,195

Bronco Midstream Funding, LLC, Term Loan	5.00%	08/17/2020		2,755	2,492,896

Citgo Holding, Inc., Term Loan B	9.50%	05/12/2018		4,406	4,434,501

CJ Holding Co.,
Term Loan B-1	8.00%	03/24/2020		200	131,951

Term Loan B-2	8.75%	03/24/2022		1,649	1,066,957

Crestwood Holdings LLC, Term Loan B-1	9.00%	06/19/2019		1,570	1,299,399

Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/2021		7,892	3,531,583

Drillships Ocean Ventures, Inc., Term Loan	5.50%	07/25/2021		3,857	2,507,138

EMG Utica, LLC, Term Loan	4.75%	03/27/2020		1,100	1,043,681

Fieldwood Energy LLC,
First Lien Term Loan(e)	—	08/31/2020		834	679,908

First Lien Term Loan	8.38%	09/30/2020		1,103	562,302

Second Lien Term Loan	8.38%	09/30/2020		1,363	374,176

Term Loan	3.88%	09/28/2018		3,531	2,904,217

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*	Value

Oil & Gas–(continued)

Floatel International Ltd., Term Loan	6.00%	06/27/2020	$ 3,795	$ 2,201,221

HGIM Corp., Term Loan B	5.50%	06/18/2020	4,894	2,906,061

Jonah Energy LLC, Second Lien Term Loan	7.50%	05/12/2021	1,778	1,409,069

NGPL PipeCo LLC, Term Loan	6.75%	09/15/2017	168	168,459

Osum Production Corp. (Canada), Term Loan	6.50%	07/31/2020	1,994	1,156,719

Pacific Drilling S.A. (Luxembourg), Term Loan	4.50%	06/03/2018	342	111,909

Paragon Offshore Finance Co. (Cayman Islands), Term Loan (f)	5.25%	07/16/2021	1,407	385,087

Petroleum GEO-Services ASA, Term Loan	3.25%	03/19/2021	3,925	2,719,749

Samchully Midstream 3 LLC, Term Loan	5.75%	10/20/2021	1,561	1,342,370

Samson Investment Co., Second Lien Term Loan (f)(g)	0.00%	09/25/2018	6,590	142,812

Seadrill Operating L.P., Term Loan	4.00%	02/21/2021	11,483	5,532,429

Seventy Seven Operating LLC, Term Loan	3.75%	06/25/2021	3,344	2,859,275

Southcross Energy Partners, L.P., Term Loan	5.25%	08/04/2021	1,048	843,826

Targa Resources Corp., Term Loan B	5.75%	02/25/2022	612	602,790

Veresen Midstream US LLC, Term Loan B-1	5.25%	03/31/2022	3,356	3,186,566

				47,853,261

Publishing–2.12%

Cengage Learning, Inc., Term Loan B (e)	—	06/07/2023	2,861	2,864,277

Getty Images, Inc., Revolver Loan(c)	0.00%	10/18/2017	4,196	3,587,390

Term Loan	4.75%	10/18/2019	4,638	3,494,860

McGraw-Hill Global Education Holdings, LLC, Term Loan B	5.00%	05/04/2022	357	358,914

MediMedia USA, Inc., First Lien Term Loan	8.00%	11/20/2018	627	613,850

Merrill Communications LLC, Term Loan	6.25%	06/01/2022	3,823	3,516,888

Newsday, LLC, Term Loan	3.95%	10/12/2016	3,100	3,102,372

ProQuest LLC, Term Loan B	5.75%	10/24/2021	2,080	2,035,807

				19,574,358

Radio & Television–2.72%

Block Communications, Inc., Incremental Term Loan B	4.00%	11/07/2021	696	698,281

Gray Television, Inc., Term Loan	3.94%	06/13/2021	36	36,157

Term Loan C	4.25%	06/13/2021	874	878,976

iHeartCommunications, Inc., Term Loan D	7.20%	01/30/2019	12,575	9,691,910

Term Loan E	7.95%	07/31/2019	16,954	13,005,149

Sinclair Television Group, Inc., Term Loan B-1	3.50%	07/30/2021	790	793,072

				25,103,545

Retailers (except Food & Drug)–7.78%

Cortefiel, S.A. (Spain), PIK Term Loan B-1(d)	1.00%	03/20/2017	EUR 1,480	1,218,437

PIK Term Loan B-2(d)	1.00%	03/21/2018	EUR 1,614	1,328,332

PIK Term Loan B-3(d)	1.00%	03/21/2018	EUR 1,874	1,542,146

PIK Term Loan B-3(d)	1.00%	03/21/2018	EUR 1,967	1,619,166

David’s Bridal, Inc., Asset-Based Revolver Loan (Acquired 12/18/2012; Cost $1,795,335)(c)	0.00%	10/11/2017	1,848	1,682,038

Term Loan	5.25%	10/11/2019	1,073	984,937

Fullbeauty Brands Holdings Corp., First Lien Term Loan	5.75%	10/14/2022	3,948	3,795,964

J. Crew Group, Inc., Term Loan	4.00%	03/05/2021	658	493,127

Lands’ End, Inc., Term Loan B	4.25%	04/02/2021	3,273	2,782,436

Magnolia (BC) Luxco S.C.A. (Luxembourg), PIK Term Loan 1 (Acquired 10/28/2015; Cost $3,566,254) (d)	10.00%	08/09/2062	EUR 3,933	4,397,375

National Vision, Inc., Second Lien Term Loan	6.75%	03/13/2022	83	76,206

Nine West Holdings, Inc., Term Loan	4.75%	10/08/2019	2,508	1,354,410

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*	Value

Retailers (except Food & Drug)–(continued)

Payless Inc., Second Lien Term Loan	8.50%	03/11/2022	$ 1,222	$ 219,962

Term Loan	5.00%	03/11/2021	4,132	2,162,487

Petco Animal Supplies, Inc., Term Loan B-1	5.75%	01/26/2023	4,076	4,111,047

Term Loan B-2	5.64%	01/26/2023	1,464	1,475,954

Pier 1 Imports (U.S.), Inc., Term Loan	4.50%	04/30/2021	865	797,748

Pilot Travel Centers LLC, Term Loan B	3.20%	05/25/2023	600	602,240

Savers Inc., Term Loan	5.00%	07/09/2019	2,643	2,288,669

Sears Roebuck Acceptance Corp., Term Loan	5.50%	06/30/2018	13,698	13,081,903

THOM Europe S.A.S. (France), Revolver Loan (Acquired 05/21/2015-09/14/2015; Cost $6,677,501) (c)	0.00%	01/18/2019	EUR 7,000	7,788,552

Toys ‘R’ Us Property Co. I, LLC, Term Loan	6.00%	08/21/2019	7,250	6,567,410

Toys ‘R’ Us-Delaware, Inc., Term Loan A-1	8.25%	10/24/2019	1,038	1,012,458

Term Loan A-1	8.25%	10/24/2019	1,288	1,255,448

Term Loan B-2	5.25%	05/25/2018	148	130,131

Vivarte (France), Term Loan	4.00%	10/29/2019	EUR 6,156	6,933,190

Wilton Brands LLC, Term Loan B	8.50%	08/30/2018	2,388	2,141,000

				71,842,773

Steel–0.99%

Fortescue Metals Group Ltd., Term Loan B	4.25%	06/30/2019	9,727	9,140,302

Surface Transport–0.84%

Avis Budget Car Rental, LLC, Term Loan (e)	—	03/15/2022	2,181	2,186,039

Hertz Corp., LOC	3.75%	03/09/2018	849	844,341

Term Loan B-2	3.00%	03/11/2018	501	500,270

Kenan Advantage Group, Inc., Delayed Draw Term Loan(c)	0.00%	01/31/2017	51	50,765

Term Loan	4.00%	07/31/2022	380	379,392

Term Loan B	4.00%	07/29/2022	124	123,498

PODS Holding, LLC, First Lien Term Loan	4.50%	02/02/2022	1,540	1,540,280

U.S. Shipping Corp., Term Loan B	5.25%	06/26/2021	2,160	2,127,947

				7,752,532

Telecommunications–4.84%

Communications Sales & Leasing, Inc., Term Loan	5.00%	10/24/2022	5,381	5,352,755

Fairpoint Communications, Inc., Term Loan	7.50%	02/14/2019	3,839	3,850,039

Frontier Communications Corp., Delayed Draw Term Loan A	2.96%	03/31/2021	3,513	3,371,316

GTT Communications, Inc., Term Loan	6.25%	10/22/2022	1,704	1,708,701

Intelsat Jackson Holdings S.A., Term Loan B-2	3.75%	06/30/2019	3,588	3,314,689

Level 3 Communications, Inc., Term Loan B-II	3.50%	05/31/2022	10,580	10,591,260

LTS Buyer LLC, First Lien Term Loan B	4.00%	04/13/2020	44	43,640

Nextgen Finance, LLC, Term Loan B	5.00%	05/31/2021	3,021	2,500,169

Syniverse Holdings, Inc., Term Loan	4.00%	04/23/2019	4,064	3,102,298

Term Loan	4.00%	04/23/2019	2,709	2,051,555

T-Mobile USA, Inc., Term Loan	3.50%	11/09/2022	3,179	3,204,463

Windstream Services, LLC, Term Loan B-6	5.75%	03/29/2021	3,432	3,451,278

XO Communications, LLC, Term Loan	4.25%	03/20/2021	519	519,724

Zayo Group, LLC, Term Loan	4.50%	05/06/2021	1,612	1,622,603

				44,684,490

Utilities–5.15%

APLP Holdings L.P. (Canada), Term Loan	6.00%	04/13/2023	3,265	3,277,496

Aria Energy Operating LLC, Term Loan	5.00%	05/27/2022	1,014	897,251

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*	Value

Utilities–(continued)

Calpine Corp., Term Loan B-5	3.50%	05/27/2022	$ 3,371	$ 3,353,198

Term Loan B-6	4.00%	01/15/2023	7,128	7,132,261

Term Loan B-7(e)	—	05/31/2023	5,025	4,999,188

Dynegy Inc., Term Loan B-2	4.00%	04/23/2020	225	225,784

Energy Future Intermediate Holding Co. LLC, DIP Term Loan	4.25%	12/19/2016	1,548	1,549,310

Granite Acquisition, Inc., First Lien Term Loan B	5.00%	12/17/2021	2,696	2,678,472

Second Lien Term Loan B	8.25%	12/17/2022	652	617,615

Term Loan C	5.00%	12/17/2021	119	118,088

Southeast PowerGen LLC, Term Loan B	4.50%	12/02/2021	1,102	1,058,998

Texas Competitive Electric Holdings Co. LLC, DIP Revolver Loan (Acquired 04/21/2015; Cost $8,907,019) (c)(f)	0.00%	11/07/2016	8,934	8,934,473

DIP Revolver Loan (Acquired 04/21/2015; Cost $8,816,132) (f)	2.85%	11/07/2016	8,843	8,843,305

TPF II Power, LLC, Term Loan	5.50%	10/02/2021	3,568	3,576,036

USIC Holding, Inc., First Lien Term Loan	4.00%	07/10/2020	258	254,732

				47,516,207

Total Variable Rate Senior Loan Interests				914,138,990

Bonds & Notes–31.85%

Aerospace & Defense–0.32%

LMI Aerospace, Inc.	7.38%	07/15/2019	2,894	2,966,350

Air Transport–0.45%

Mesa Airlines, Inc. (h)	5.75%	07/15/2025	4,149	4,169,745

Automotive–0.06%

Volvo Car AB (Sweden) (h)	3.25%	05/18/2021	EUR 465	533,763

Building & Development–0.86%

CMC Di Ravenna (Italy) (h)	7.50%	08/01/2021	EUR 4,900	4,855,539

Travis Perkins PLC (United Kingdom) (h)	4.50%	09/07/2023	GBP 2,125	3,063,727

				7,919,266

Business Equipment & Services–2.50%

ADT Corp.	6.25%	10/15/2021	1,361	1,435,855

Dream Secured Bondco AB (Sweden) (Acquired 10/20/15-10/21/15; Cost $8,283,443) (h)(i)	7.00%	10/21/2023	EUR 7,530	8,402,218

Dream Secured Bondco AB (Sweden) (Acquired 10/21/15; Cost $4,061,703) (h)(i)	8.25%	10/21/2023	SEK 34,923	4,333,313

Iron Mountain Inc. (h)	6.13%	09/15/2022	GBP 1,100	1,652,929

TeamSystems S.p.A. (Italy) (Acquired 02/25/2016; Cost $7,101,494) (h)(i)	7.25%	03/01/2022	EUR 6,500	7,232,227

				23,056,542

Cable & Satellite Television–4.82%

Altice Financing S.A. (Luxembourg) (h)	5.25%	02/15/2023	EUR 4,500	5,185,298

Altice Financing S.A. (Luxembourg) (h)	6.63%	02/15/2023	536	538,010

Altice Financing S.A. (Luxembourg) (h)	7.50%	05/15/2026	8,064	8,094,240

Cequel Communications, LLC (h)	5.50%	05/15/2026	7,531	7,728,689

UPC Broadband Holdings, B.V. (Netherlands) (h)	7.25%	11/15/2021	2,647	2,799,097

UPC Broadband Holdings, B.V. (Netherlands) (h)	6.88%	01/15/2022	212	225,696

Virgin Media Investment Holdings Ltd. (United Kingdom) (h)	5.13%	01/15/2025	GBP 2,366	3,355,689

Virgin Media Investment Holdings Ltd. (United Kingdom) (h)	5.50%	01/15/2025	GBP 5,101	7,351,380

Virgin Media Investment Holdings Ltd. (United Kingdom) (h)	5.50%	08/15/2026	3,727	3,773,587

YPSO Holding S.A. (France) (h)	5.63%	05/15/2024	EUR 3,250	3,763,018

YPSO Holding S.A. (France) (h)	7.38%	05/01/2026	1,345	1,360,131

YPSO Holding S.A. (France) (h)	6.00%	05/15/2022	346	345,741

				44,520,576

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*	Value

Chemicals & Plastics–0.36%

Chemours Co. (The)	6.63%	05/15/2023	$ 605	$ 549,037

Hexion Specialty Chemicals, Inc.	6.63%	04/15/2020	2,834	2,422,728

Ineos Holdings Ltd. (h)	6.13%	08/15/2018	370	377,400

				3,349,165

Clothing & Textiles–0.43%

SMCP S.A.S. (France) (h)(i)	6.00%	05/01/2022	EUR 3,481	3,931,167

Containers & Glass Products–2.70%

Ardagh Glass Finance PLC (h)	6.25%	01/31/2019	566	577,320

Ardagh Glass Finance PLC (h)	7.00%	11/15/2020	178	175,659

Ardagh Glass Finance PLC (h)(i)	3.88%	05/15/2021	1,742	1,750,710

Ardagh Glass Finance PLC (h)	4.63%	05/15/2023	2,265	2,265,000

Ardagh Glass Finance PLC (h)	6.75%	05/15/2024	EUR 5,000	5,667,562

Ardagh Glass Finance PLC (h)	7.25%	05/15/2024	283	289,367

Onex Wizard US Acquisition (h)	7.75%	02/15/2023	EUR 6,950	8,301,792

Reynolds Group Holdings Inc. (h)	5.63%	12/15/2016	1,833	1,830,709

Reynolds Group Holdings Inc.	9.88%	08/15/2019	1,328	1,382,780

Reynolds Group Holdings Inc.	5.75%	10/15/2020	1,563	1,619,659

Reynolds Group Holdings Inc.	6.88%	02/15/2021	1,043	1,084,720

				24,945,278

Electronics & Electrical–2.48%

Blackboard Inc. (h)	7.75%	11/15/2019	2,234	1,787,200

Dell International LLC (h)	5.45%	06/15/2023	5,134	5,215,887

Dell International LLC (h)	6.02%	06/15/2026	1,544	1,568,627

ICBPI (United Kingdom) (h)	8.25%	05/30/2021	EUR 3,000	3,418,562

ICBPI (United Kingdom) (h)(i)	7.85%	05/30/2021	EUR 6,000	6,575,763

Interoute Finco PLC (Luxembourg) (h)(i)	6.25%	10/15/2020	EUR 300	341,306

Micron Technology, Inc. (h)	7.50%	09/15/2023	2,590	2,725,975

Western Digital Corp. (h)	7.38%	04/01/2023	1,164	1,216,016

				22,849,336

Financial Intermediaries–5.41%

Arrow Global Finance (United Kingdom) (h)(i)	5.05%	11/01/2021	EUR 3,750	4,238,780

Cabot Financial S.A. (Luxembourg) (h)	6.50%	04/01/2021	GBP 8,560	12,024,078

Cabot Financial S.A. (Luxembourg) (h)(i)	5.88%	11/15/2021	EUR 2,500	2,749,136

Garfunkelux Holdco 3 S.A. (Luxembourg) (h)	7.50%	08/01/2022	EUR 4,725	5,452,580

Garfunkelux Holdco 3 S.A. (Luxembourg) (h)	11.00%	11/01/2023	GBP 6,975	10,152,750

Lindorff Group AB (Norway) (h)(i)	5.50%	08/15/2020	EUR 3,587	3,993,471

Lindorff Group AB (Norway) (h)	9.50%	08/15/2022	EUR 2,119	2,400,734

TMF Group Holdco B.V. (Netherlands) (h)	9.88%	12/01/2019	EUR 7,500	8,970,910

				49,982,439

Food & Drug Retailers–0.48%

Adria Group Holding B.V. (Netherlands) (h)(i)	5.00%	08/08/2017	EUR 4,000	4,429,091

Food Products–0.03%

Wagamama Finance PLC (United Kingdom) (h)	7.88%	02/01/2020	GBP 210	322,403

Health Care–3.05%

Care UK Health & Social Care PLC (United Kingdom) (h)(i)	5.59%	07/15/2019	GBP 4,029	4,901,737

DJO Finance LLC (h)	10.75%	04/15/2020	3,041	2,470,813

DJO Finance LLC (h)	8.13%	06/15/2021	2,702	2,445,310

IDH Finance PLC (United Kingdom) (h)(i)	5.59%	12/01/2018	GBP 4,615	6,650,713

IDH Finance PLC (United Kingdom) (h)	8.50%	06/01/2019	GBP 5,610	8,206,494

Kinetic Concepts, Inc.	10.50%	11/01/2018	1,619	1,627,095

Kinetic Concepts, Inc. (h)	7.88%	02/15/2021	229	246,239

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value

Health Care–(continued)

LifePoint Hospitals, Inc. (h)	5.38%	05/01/2024		$459	$463,016

Unilabs SubHolding AB (Sweden) (h)(i)	7.25%	07/15/2018	EUR	1,000	1,118,770

					28,130,187

Industrial Equipment–0.13%

Galapagos Holding S.A. (Luxembourg) (h)(i)	4.53%	06/15/2021	EUR	1,100	1,169,941

Insurance–0.59%

Domestic & General Group Ltd. (United Kingdom) (h)(i)	5.59%	11/15/2019	GBP	3,750	5,426,695

Leisure Goods, Activities & Movies–1.09%

Corleone Capital Ltd. (United Kingdom) (h)	9.00%	08/01/2018	GBP	6,687	10,070,098

Lodging & Casinos–0.71%

ESH Hospitality, Inc. (h)	5.25%	05/01/2025		1,833	1,787,175

Travelodge Hotels Ltd. (United Kingdom) (h)(i)	8.10%	05/15/2023	GBP	1,625	2,347,684

Travelodge Hotels Ltd. (United Kingdom) (h)	8.50%	05/15/2023	GBP	1,625	2,435,473

					6,570,332

Nonferrous Metals & Minerals–0.53%

TiZir Ltd. (United Kingdom)	9.00%	09/28/2017		6,200	4,929,000

Oil & Gas–0.37%

Drill Rigs Holdings Inc. (h)	6.50%	10/01/2017		4,342	2,377,245

FTS International, Inc. (h)(i)	8.13%	06/15/2020		1,207	1,010,862

Seventy Seven Operating LLC	6.50%	07/15/2022		126	7,560

					3,395,667

Radio & Television–0.35%

Clear Channel International B.V. (h)	8.75%	12/15/2020		2,883	2,983,905

Univision Communications Inc. (h)	6.75%	09/15/2022		279	297,484

					3,281,389

Retailers (except Food & Drug)–2.04%

Claire’s Stores Inc. (h)	6.13%	03/15/2020		734	370,670

Matalan (United Kingdom) (h)	6.88%	06/01/2019	GBP	403	485,042

New Look PLC (United Kingdom) (h)	8.00%	07/01/2023	GBP	8,000	11,239,193

Targus Group International, Inc., PIK (Acquired 12/16/2009-12/14/2015; Cost $6,083,868) (d)(h)(j)	10.00%	06/14/2019		2,725	0

TWIN SET - Simona Barbieri S.p.A. (Italy) (h)(i)	5.63%	07/15/2019	EUR	6,250	6,706,152

					18,801,057

Steel–0.02%

Fortescue Metals Group Ltd. (h)	9.75%	03/01/2022		172	184,040

Surface Transport–0.12%

WFS Global Holding SAS (France) (h)	12.50%	12/30/2022	EUR	1,000	1,090,453

Telecommunications–1.90%

Goodman Networks Inc.	12.13%	07/01/2018		4,887	2,394,630

Intelsat Jackson Holdings S.A. (h)	8.00%	02/15/2024		1,145	1,173,625

Wind Telecomunicazioni S.p.A. (Italy) (h)	7.00%	04/23/2021	EUR	10,475	11,229,895

Wind Telecomunicazioni S.p.A. (Italy) (h)	7.38%	04/23/2021		500	476,250

Windstream Services, LLC	7.50%	06/01/2022		2,709	2,268,788

Windstream Services, LLC	6.38%	08/01/2023		20	15,500

					17,558,688

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value

Utilities–0.05%

Calpine Corp. (h)	6.00%	01/15/2022		$430	$452,575

Calpine Corp. (h)	7.88%	01/15/2023		1	156

					452,731

Total Bonds & Notes					294,035,399

Structured Products–8.07%

Apidos Cinco CDO (h)(i)	4.88%	05/14/2020		930	885,299

Apidos CLO IX (h)(i)	6.73%	07/15/2023		2,609	2,441,355

Apidos CLO X (h)(i)	6.89%	10/30/2022		3,499	3,170,294

Apidos CLO XI (h)(i)	5.88%	01/17/2023		2,756	2,350,740

Apidos CLO XV (h)(i)	5.38%	10/20/2025		1,000	803,191

Ares XI CLO, Ltd. (h)(i)	6.63%	10/11/2021		602	599,174

Atrium X LLC (h)(i)	5.13%	07/16/2025		750	619,165

Avoca CLO XII Ltd. (Italy) (h)(i)	5.25%	10/15/2027	EUR	1,000	1,030,541

Avoca CLO XIV Ltd. (United Kingdom) (h)(i)	4.50%	07/12/2028	EUR	1,750	1,743,327

Avoca CLO XV Ltd. (United Kingdom) (h)(i)	5.04%	01/15/2029	EUR	1,000	986,244

Babson CLO Ltd. 2013-II (h)(i)	5.13%	01/18/2025		2,365	1,777,672

Babson Euro CLO 2014-1 B.V. (Netherlands) (h)(i)	4.35%	04/15/2027	EUR	2,000	1,937,030

Bosphorus CLO II (Ireland) (h)(i)	8.75%	10/15/2025	EUR	1,250	1,350,162

Carlyle Global Market Strategies 2012-2 (h)(i)	6.73%	07/20/2023		2,174	2,063,354

Carlyle Global Market Strategies 2012-3 (h)(i)	6.13%	10/04/2024		623	573,119

Carlyle Global Market Strategies 2013-1 (h)(i)	6.13%	02/14/2025		1,200	1,063,636

Carlyle High Yield Partners 10 (h)(i)	3.83%	04/19/2022		504	439,609

Centurion CDO 15 Ltd. (h)(i)	2.88%	03/11/2021		2,750	2,418,635

Dryden XI-Leveraged Loan CDO 2006 (h)(i)	4.53%	04/12/2020		427	426,396

Duane Street CLO 2007-4 (h)(i)	4.88%	11/14/2021		407	362,476

Elm Park CLO, Ltd. (Acquired 04/27/2016; Cost $2,092,572) (h)(i)	6.40%	04/16/2029	EUR	2,000	2,041,833

Euro Galaxy 2013-3 (Netherlands) (h)(i)	5.20%	01/17/2027	EUR	1,579	1,599,391

Flagship CLO VI (h)(i)	5.39%	06/10/2021		3,085	2,863,086

Flagship CLO VI (h)(i)	5.39%	06/10/2021		922	856,075

Gallatin Funding CLO VII 2014-1 Ltd. (h)(i)	6.30%	07/15/2023		1,838	1,537,628

Halcyon Loan Investors CLO II, Ltd. (h)(i)	4.24%	04/24/2021		2,121	1,927,126

ING Investment Management CLO 2012-4, Ltd. (h)(i)	6.38%	10/15/2023		4,765	4,242,085

ING Investment Management CLO 2013-3, Ltd. (h)(i)	5.13%	01/18/2026		1,573	1,247,778

ING Investment Management CLO III, Ltd. (h)(i)	4.13%	12/13/2020		1,842	1,702,002

ING Investment Management CLO IV, Ltd. (h)(i)	4.89%	06/14/2022		395	352,537

Inwood Park CDO Ltd. (h)(i)	4.13%	01/20/2021		1,000	891,666

Keuka Park CLO 2013-1 (h)(i)	5.13%	10/21/2024		328	257,290

KKR Financial CLO 2012-1, Ltd. (h)(i)	6.13%	12/15/2024		4,900	4,264,164

Madison Park Funding II, Ltd. (h)(i)	5.38%	03/25/2020		500	497,721

Madison Park Funding IX, Ltd. (h)(i)	5.88%	08/15/2022		450	415,262

Madison Park Funding X, Ltd. (h)(i)	5.88%	01/20/2025		1,185	1,065,294

Madison Park Funding XIV, Ltd. (h)(i)	5.38%	07/20/2026		750	627,728

Madison Park Funding XIV, Ltd. (h)(i)	6.03%	07/20/2026		1,060	713,398

Magnetite CLO Ltd. 2012-6 (h)(i)	6.18%	09/15/2023		1,217	1,115,486

MAPS CLO Fund LLC 2007-2 (h)(i)	4.88%	07/20/2022		1,002	881,858

Northwoods Capital Ltd. 2013-10A (h)(i)	4.24%	11/04/2025		692	622,901

Octagon Investment Partners XIV Ltd. (h)(i)	5.88%	01/15/2024		1,146	938,318

Octagon Investment Partners XIX Ltd. (h)(i)	5.48%	04/15/2026		1,639	1,271,091

Octagon Investment Partners XVIII Ltd. (h)(i)	5.88%	12/16/2024		2,365	2,010,622

Orwell Park CLO Ltd. (h)(i)	4.45%	07/18/2029	EUR	1,125	1,084,950

Pacifica CDO VI, Ltd. (h)(i)	4.38%	08/15/2021		1,538	1,323,433

Regatta IV Funding Ltd. 2014-1 (h)(i)	5.59%	07/25/2026		1,000	738,357

Silverado CLO 2006-II Ltd. (h)(i)	4.38%	10/16/2020		2,050	1,755,169

Slater Mill Loan Fund, L.P. (h)(i)	6.13%	08/17/2022		3,076	2,180,380

St. James River CLO Ltd. 2007-1 (h)(i)	4.93%	06/11/2021		294	272,053

St. Paul’s IV CLO (Ireland) (h)(i)	4.55%	04/25/2028	EUR	1,000	996,285

St. Paul’s IV CLO (Ireland) (h)(i)	5.75%	04/25/2028	EUR	500	439,133

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*	Value

Structured Products–(continued)

Symphony CLO VIII, Ltd. (h)(i)	6.63%	01/09/2023	$3,116	$3,002,208

Symphony CLO XI, Ltd. (h)(i)	5.88%	01/17/2025	1,030	882,426

TriMaran CLO VII Ltd. (h)(i)	4.03%	06/15/2021	926	820,105

Total Structured Products				74,478,258

	Shares

Common Stocks & Other Equity Interests–5.60%(k)

Aerospace & Defense–0.03%

IAP Worldwide Services (h)(l)	221	275,783

Building & Development–0.76%

Axia Inc. (Acquired 03/19/2010; Cost $1,404,030) (h)(l)	101	784,368

BMC Stock Holdings, Inc. (l)	267,933	5,256,846

Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 07/15/2010; Cost $24,140,508) (h)(l)	2,339	0

Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 07/15/2010; Cost $285,788) (h)(l)	28	0

Newhall Holding Co., LLC, Class A (h)(l)	237,569	653,314

Tamarack Resort LLC (Acquired 03/07/2014; Cost $0) (h)(l)	10,076	0

WCI Communities, Inc. (l)	18,849	324,391

		7,018,919

Chemicals & Plastics–0.00%

Lyondell Chemical Co., Class A	344	27,988

Conglomerates–0.02%

Euramax International, Inc. (h)(l)	1,870	186,980

Drugs–0.00%

BPA Laboratories, Class A, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0) (h)(l)	4,658	0

BPA Laboratories, Class B, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0) (h)(l)	7,468	0

		0

Financial Intermediaries–0.01%

RJO Holdings Corp. (h)(l)	2,144	21,440

RJO Holdings Corp., Class A (h)(l)	1,142	571

RJO Holdings Corp., Class B (h)(l)	3,333	1,667

		23,678

Health Care–0.06%

New Millennium Holdco (h)(l)	148,019	573,574

Leisure Goods, Activities & Movies–1.27%

Metro-Goldwyn-Mayer Inc., Class A (h)(l)	150,602	11,759,456

Lodging & Casinos–0.29%

Twin River Management Group, Inc. (h)(l)	41,966	2,696,315

Nonferrous Metals & Minerals–0.00%

Levantina Group (Spain) (Acquired 04/29/2014-06/24/2015; Cost $0) (h)(l)	36,932	0

Publishing–0.55%

Affiliated Media, Inc. (h)(l)	87,369	2,555,537

Merrill Communications LLC, Class A (h)(l)	602,134	2,408,536

Tribune Publishing Co.	6,064	71,070

		5,035,143

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Shares	Value

Retailers (except Food & Drug)–0.00%

Targus Group International, Inc. (Acquired 12/16/2009; Cost $0) (h)(j)(l)	62,413	$0

Surface Transport–2.61%

Nobina Europe AB (Sweden) (l)	4,969,706	24,129,559

Utilities–0.00%

Bicent Power, LLC, Series A, Wts. expiring 08/21/2022 (Acquired 08/21/2012; Cost $0) (h)(l)	2,024	0

Bicent Power, LLC, Series B, Wts. expiring 08/21/2022 (Acquired 08/21/2012; Cost $0) (h)(l)	3,283	0

		0

Total Common Stocks & Other Equity Interests		51,727,395

Preferred Stocks–0.00%(k)

Building & Development–0.00%

Tamarack Resort LLC , Class B (Acquired 03/07/2014; Cost $42,952) (h)	182	0

United Subcontractors, Inc. (Acquired 08/02/13; Cost $0) (h)(l)	3	64

		64

Financial Intermediaries–0.00%

RJO Holdings Corp. (h)(l)	649	42,178

Retailers (except Food & Drug)–0.00%

Vivarte (France) (Acquired 10/29/2014-01/06/2016; Cost $0) (h)(l)	5,748	0

Total Preferred Stocks		42,242

Money Market Funds–1.49%

Liquid Assets Portfolio, Institutional Class, 0.44% (m)	6,861,817	6,861,817

Premier Portfolio, Institutional Class, 0.39% (m)	6,861,817	6,861,817

Total Money Market Funds		13,723,634

TOTAL INVESTMENTS(n)–146.04% (Cost $1,436,611,395)		1,348,145,918

BORROWINGS–(31.96)%		(295,000,000)

VARIABLE RATE TERM PREFERRED SHARES–(13.54)%		(125,000,000)

OTHER ASSETS LESS LIABILITIES–(0.54)%		(5,021,775)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$923,124,143

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

Investment Abbreviations:

CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
DIP	—	Debtor-in-Possession
EUR	—	Euro
GBP	—	British Pound Sterling
LOC	—	Letter of Credit
NOK	—	Norwegian Krone
PIK	—	Payment-in-Kind
SEK	—	Swedish Krona
Sub.	—	Subordinated
Wts.	—	Warrants

Notes to Schedule of Investments:

(a)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 5.
(d)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate

Cortefiel, S.A., PIK Term Loan B-1	4.25%	1.00%

Cortefiel, S.A., PIK Term Loan B-2	4.25	1.00

Cortefiel, S.A., PIK Term Loan B-3	4.25	1.00

Cortefiel, S.A., PIK Term Loan B-3	5.75	1.00

Lake at Las Vegas Joint Venture, LLC, PIK Exit Revolver Loan	—	5.00

Levantina Group, PIK Term Loan	—	10.00

Magnolia (BC) Luxco S.C.A., PIK Term Loan 1	—	10.00

NewPage Corp., PIK DIP Roll-up Term Loan	—	11.00

Tamarack Resort LLC, PIK Term Loan A	8.00	13.00

Tamarack Resort LLC, PIK Term Loan B	0.00	6.50

Targus Group International, Inc., PIK	—	10.00

(e)	This variable rate interest will settle after May 31, 2016, at which time the interest rate will be determined.
(f)	The borrower has filed for protection in federal bankruptcy court.
(g)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2016 was $381,923, which represented less than 1% of the Fund’s Net Assets.
(h)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2016 was $367,769,738, which represented 39.84% of the Fund’s Net Assets.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.
(j)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of May 31, 2016 was $0, which represented less than 1% of the Fund’s Net Assets. See Note 4.
(k)	Securities acquired through the restructuring of senior loans.
(l)	Non-income producing security.
(m)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of May 31, 2016.
(n)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
*	Principal amounts are denominated in U.S. dollars unless otherwise noted.

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Dynamic Credit Opportunities Fund

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

Invesco Dynamic Credit Opportunities Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Industry Focus – To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
H.	Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Invesco Dynamic Credit Opportunities Fund

I.	Foreign Risk – The Fund may invest in senior loans to borrowers that are organized or located in countries other than the United States. Investment in non-U.S. issuers involves special risks, including that non-U.S. issuers may be subject to less rigorous accounting and reporting requirements than U.S. issuers, less rigorous regulatory requirements, different legal systems and laws relating to creditors’ rights, the potential inability to enforce legal judgments and the potential for political, social and economic adversity. Investments by the Fund in non-U.S. dollar denominated investments will be subject to currency risk. The Fund also may hold non-U.S. dollar denominated senior loans or other securities received as part of a reorganization or restructuring. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
J.	Other Risks – The Fund may invest all or substantially of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

K.	Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended May 31, 2016, there were transfers from Level 3 to Level 2 of $33,353,052 and from Level 2 to Level 3 of $21,316,375, due to third party vendor quotations utilizing single market quotes.

Invesco Dynamic Credit Opportunities Fund

	Level 1	Level 2	Level 3	Total

Variable Rate Senior Loan Interests	$—	$780,476,281	$133,662,709	$914,138,990

Bonds & Notes	—	286,803,172	7,232,227	294,035,399

Structured Products	—	74,478,258	—	74,478,258

Equity Securities	43,533,488	20,646,796	1,312,987	65,493,271

	43,533,488	1,162,404,507	142,207,923	1,348,145,918

Forward Foreign Currency Contracts*	—	5,957,484	—	5,957,484

Total Investments	$43,533,488	$1,168,361,991	$142,207,923	$1,354,103,402

*	Unrealized appreciation.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2016:

	Beginning Balance, as of February 29, 2016	Purchases	Sales	Accrued discounts/ premiums	Net realized gain	Net Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of May 31, 2016

Variable Rate Senior Loan Interests	$121,544,132	$11,193,977	$(10,907,717)	$368,219	$105,456	$3,934,442	$21,316,375	$(13,892,175)	$133,662,709

Bonds & Notes	16,349,408	7,101,199	--	16,859	--	670,037	--	(16,905,276)	7,232,227

Equity Securities	3,731,621	--	--	--	--	136,967	--	(2,555,601)	1,312,987

Total	$141,625,161	$18,295,176	$(10,907,717)	$385,078	$105,456	$4,741,446	$21,316,375	$(33,353,052)	$142,207,923

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of May 31, 2016:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Currency risk:
Forward foreign currency contracts	$6,438,525	$(481,041)

Effect of Derivative Investments for the three months ended May 31, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Forward Foreign Currency Contracts

Realized Gain (Loss):
Currency Risk	$ (468,120)

Change in Net Unrealized Appreciation (Depreciation):
Currency Risk	(10,160,093)

Total	$(10,628,213)

Invesco Dynamic Credit Opportunities Fund

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts

Average notional value	$409,661,827

Open Forward Foreign Currency Contracts

							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

06/15/2016	Citibank, N.A.	EUR	98,750,000	USD	112,652,815	$ 109,921,825	$ 2,730,990

06/15/2016	Goldman Sachs & Co.	EUR	106,688,663	USD	121,709,469	118,758,609	2,950,860

06/15/2016	Citibank, N.A.	GBP	43,250,000	USD	62,420,902	62,645,947	(225,045)

06/15/2016	Goldman Sachs & Co.	GBP	48,750,000	USD	70,356,488	70,612,484	(255,996)

06/15/2016	Citibank, N.A.	NOK	32,675,318	USD	3,977,979	3,905,796	72,183

06/15/2016	Citibank, N.A.	SEK	137,000,000	USD	16,817,312	16,432,360	384,952

06/15/2016	Goldman Sachs & Co.	SEK	103,000,000	USD	12,653,796	12,354,256	299,540

Total Forward Foreign Currency Contracts—Currency Risk							$ 5,957,484

Currency Abbreviations:

EUR	—	Euro
GBP	—	British Pound Sterling
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	U.S. Dollar

NOTE 4 -- Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended May 31, 2016.

	Value 02/29/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 05/31/16	Interest/ Dividend Income

Targus International Inc. – Notes	$0	$—	$—	$—	$—	$0	$68,127

Targus International Inc. – Common Shares	0	—	—	—	—	0	—

Total	$0	$—	$—	$—	—	$0	$68,127

Invesco Dynamic Credit Opportunities Fund

NOTE 5 -- Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of May 31, 2016. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve.

Borrower	Type	Principal Amount*	Value

Arch Coal, Inc.	DIP Delayed-Draw Term Loan	$ 2,048,736	$2,033,371

David’s Bridal, Inc.	Asset-Based Revolver Loan	1,848,394	1,682,038

Delta Air Lines, Inc.	Revolver Loan	1,032,274	1,014,209

Equinox Holdings Inc.	Revolver Loan	1,047,281	942,553

Getty Images, Inc.	Revolver Loan	4,195,778	3,587,390

Hearthside Group Holdings, LLC	Revolver Loan	1,330,057	1,319,150

IAP Worldwide Services	Revolver Loan	1,444,403	1,415,515

Kenan Advantage Group, Inc.	Delayed Draw Term Loan	50,797	50,765

Klockner Pentaplast of America, Inc.	Revolver Loan	EUR 5,000,000	5,547,396

Lake at Las Vegas Joint Venture, LLC	Exit Revolver Loan	57,342	37,273

Post Holdings, Inc.	Revolver Loan	2,282,597	2,281,171

Scientific Games International, Inc.	Revolver Loan	2,079,010	1,871,109

Texas Competitive Electric Holdings Co. LLC	DIP Revolver Loan	8,934,473	8,934,473

THOM Europe S.A.S.	Revolver Loan	EUR 7,000,000	7,788,552

Tunstall Group Finance Ltd.	Acquisition Facility Loan	GBP 4,000,000	5,445,795

			$43,950,760

*	Principal amounts are denominated in U.S. Dollars unless otherwise noted.

Currency Abbreviations:

EUR - Euro

GBP - British Pound Sterling

NOTE 6 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2016 was $291,776,840 and $296,716,097, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$47,678,992

Aggregate unrealized (depreciation) of investment securities	(150,713,123)

Net unrealized appreciation (depreciation) of investment securities	$(95,877,641)

Cost of investments for tax purposes is $1,444,023,559.

Invesco Dynamic Credit Opportunities Fund

NOTE 7 -- Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the three months ended May 31, 2016, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount*	Value

Barclays Bank PLC	$ 4,195,778	$3,587,390

Citibank, N.A.	17,777,778	17,777,778

Goldman Sachs Lending Partners LLC	2,467,437	3,963,209

Goldman Sachs Lending Partners LLC	EUR 4,195,778	3,587,390

Total		$28,915,767

*	Principal amounts are denominated in U.S. Dollars unless otherwise noted.

Invesco Dynamic Credit Opportunities Fund

Item 2.	Controls and Procedures.

(a)	As of May 25, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 25, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Dynamic Credit Opportunities Fund

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 29, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 29, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 29, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.